Schedule of Investments (unaudited) December 31, 2019	iShares® U.S. Telecommunications ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Alternative Carriers — 11.1%
CenturyLink Inc.	1,211,843	$16,008,446
GCI Liberty Inc., Class A(a)	130,159	9,221,765
Globalstar Inc.(a)(b)	837,023	434,164
Iridium Communications Inc.(a)	132,769	3,271,428
ORBCOMM Inc.(a)	107,436	452,305
Vonage Holdings Corp.(a)	312,192	2,313,343
Zayo Group Holdings Inc.(a)	324,041	11,228,021

		42,929,472

Communications Equipment — 31.9%
Acacia Communications Inc.(a)(b)	51,378	3,483,942
ADTRAN Inc.	65,565	648,438
Applied Optoelectronics Inc.(a)(b)	26,260	311,969
Arista Networks Inc.(a)(b)	74,217	15,095,738
CalAmp Corp.(a)(b)	46,676	447,156
Ciena Corp.(a)	211,677	9,036,491
Cisco Systems Inc.	383,005	18,368,920
CommScope Holding Co. Inc.(a)(b)	265,649	3,769,559
Comtech Telecommunications Corp.	33,403	1,185,472
EchoStar Corp., Class A(a)(b)	62,807	2,720,171
Extreme Networks Inc.(a)(b)	166,479	1,226,950
F5 Networks Inc.(a)	83,175	11,615,389
Harmonic Inc.(a)(b)	123,592	964,018
Juniper Networks Inc.	458,027	11,281,205
Lumentum Holdings Inc.(a)(b)	105,632	8,376,618
Motorola Solutions Inc.	104,908	16,904,875
NETGEAR Inc.(a)(b)	41,256	1,011,184
NetScout Systems Inc.(a)	90,110	2,168,948
Plantronics Inc.	44,826	1,225,543
Ubiquiti Inc.	16,898	3,193,384
ViaSat Inc.(a)(b)	78,918	5,776,403
Viavi Solutions Inc.(a)(b)	314,364	4,715,460

		123,527,833

Consumer Electronics — 4.4%
Garmin Ltd.	174,005	16,975,928

Integrated Telecommunication Services — 44.9%
AT&T Inc.	2,223,195	86,882,460
ATN International Inc.	14,886	824,536

Security	Shares	Value

Integrated Telecommunication Services (continued)
Cincinnati Bell Inc.(a)(b)	64,260	$672,802
Consolidated Communications Holdings Inc.	98,930	383,848
Verizon Communications Inc.	1,389,010	85,285,214

		174,048,860

Wireless Telecommunication Services — 7.6%
Shenandoah Telecommunications Co.(b)	64,149	2,669,240
Spok Holdings Inc.	24,094	294,670
Sprint Corp.(a)	843,013	4,392,098
T-Mobile U.S. Inc.(a)	227,352	17,828,944
Telephone & Data Systems Inc.	133,801	3,402,559
U.S. Cellular Corp.(a)(b)	21,119	765,141

		29,352,652

Total Common Stocks — 99.9% (Cost: $405,336,291)		386,834,745

Short-Term Investments

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	11,285,991	11,290,506
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	358,553	358,553

		11,649,059

Total Short-Term Investments — 3.0% (Cost: $11,647,252)		11,649,059

Total Investments in Securities — 102.9% (Cost: $416,983,543)		398,483,804

Other Assets, Less Liabilities — (2.9)%		(11,329,872)

Net Assets — 100.0%		$387,153,932

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	12,387,089	(1,101,098)	11,285,991	$11,290,506	$73,166	(a)	$74	$(1,366)
BlackRock Cash Funds: Treasury, SL Agency Shares	676,827	(318,274)	358,553	358,553	7,080		—	—

				$11,649,059	$80,246		$74	$(1,366)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® U.S. Telecommunications ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini S&P Select Sector Communication Index	4	03/20/20	$282	$4,646

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$386,834,745	$—	$—	$386,834,745
Money Market Funds	11,649,059	—	—	11,649,059

	$398,483,804	$—	$—	$398,483,804

Derivative financial instruments(a)
Assets
Futures Contracts	$4,646	$—	$—	$4,646

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2